Note 9 - Financial Instruments (Details) - Gain or Loss on Derivatives Not Designated as Hedging Instruments (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Gain or Loss on Derivatives Not Designated as Hedging Instruments [Abstract]
Interest rate – Fair value	$ 882,937	$ 428,261
Interest rate contracts - Realized loss	(884,964)	(850,794)
Total loss on derivatives	$ (2,027)	$ (422,533)